FINANCIAL INCOME	12 Months Ended
Dec. 31, 2011
Financial (Income) Expenses [Abstract]
Financial (Income) Expenses Note [Text Block]

NOTE 12:- FINANCIAL INCOME

	Year ended December 31,
	2011	2010	2009

Financial income:
Interest income on short-term deposits	$(3)	$(32)	$(87)
Interest and realized gain on marketable securities	(9)	(297)	(45)
Foreign currency adjustments gains and other	(15)	(462)	(33)
Revaluation of warrants related to share purchase agreement	(1,637)	(1,072)	-

	(1,664)	(1,863)	(165)
Financial expenses:
Bank and interest expenses	19	36	107
Foreign currency adjustments losses	3	473	-
Realized loss on marketable securities	-	-	13
Issuance cost derived from warrants related to share purchase agreement	-	244	-
Others	251	79	-

	273	832	120

	$(1,391)	$(1,031)	$(45)